Cover	Oct. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	001-41205
Entity Registrant Name	C5 Acquisition Corporation
Entity Central Index Key	0001856242
Entity Tax Identification Number	86-3097106
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1701 Pennsylvania Ave NW
Entity Address, Address Line Two	Ste #460
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	452-9133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Trading Symbol	CXAC.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CXAC
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CXAC WS
Security Exchange Name	NYSE